Document and Entity Information	Dec. 18, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001759425
Document Type	8-K
Document Period End Date	Dec. 18, 2023
Entity Registrant Name	Mirum Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38981
Entity Tax Identification Number	83-1281555
Entity Address, Address Line One	950 Tower Lane
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	667-4085
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	MIRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true